Deferred income tax - Movement on the deferred income tax account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Deferred income tax
Deferred tax at 1 January	$ (595)	$ (604)
Exchange differences	(7)	1
Impact of business combinations & disposals	43	25
Credited/(charged) to the income statement	6	(5)
Credited/(charged) to other comprehensive income	18	(8)	[1]	$ 7	[1]
Credited/(charged) to equity	1	(4)
Deferred tax at 31 December	(534)	(595)		(604)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset within non-current assets	55	43	[2]	55	[2]
Deferred tax liability within non-current liabilities	(589)	(638)	[2]	(659)	[2]
Deferred tax asset (liability)	(534)	(595)		(604)
France Workwear
Deferred income tax
Impact of business combinations & disposals	52
Terminix
Deferred income tax
Impact of business combinations & disposals		35
Customer lists / intangibles
Deferred income tax
Deferred tax at 1 January	(678)	(703)
Exchange differences	(3)	(1)
Impact of business combinations & disposals	(9)	31
Credited/(charged) to the income statement	2	(5)
Deferred tax at 31 December	(688)	(678)		(703)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(688)	(678)		(703)
Accelerated tax depreciation
Deferred income tax
Deferred tax at 1 January	(102)	(107)
Exchange differences	(6)
Impact of business combinations & disposals	51
Credited/(charged) to the income statement	13	5
Deferred tax at 31 December	(44)	(102)		(107)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(44)	(102)		(107)
Provisions
Deferred income tax
Deferred tax at 1 January	195	190
Exchange differences	2	4
Impact of business combinations & disposals	(2)	(9)
Credited/(charged) to the income statement	7	10
Deferred tax at 31 December	202	195		190
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	202	195		190
IFRS 15 Contracts
Deferred income tax
Deferred tax at 1 January	(74)	(52)
Exchange differences	(2)	(1)
Impact of business combinations & disposals	5	3
Credited/(charged) to the income statement	(9)	(24)
Deferred tax at 31 December	(80)	(74)		(52)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	(80)	(74)		(52)
Tax losses
Deferred income tax
Deferred tax at 1 January	51	48
Exchange differences	2	(1)
Credited/(charged) to the income statement	(7)	4
Credited/(charged) to other comprehensive income	10
Deferred tax at 31 December	56	51		48
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	56	51		48
Share-based payments
Deferred income tax
Deferred tax at 1 January	16	19
Exchange differences	1
Credited/(charged) to the income statement	5	1
Credited/(charged) to equity	1	(4)
Deferred tax at 31 December	23	16		19
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	23	16		19
Other
Deferred income tax
Deferred tax at 1 January	(3)	1
Exchange differences	(1)
Impact of business combinations & disposals	(2)
Credited/(charged) to the income statement	(5)	4
Credited/(charged) to other comprehensive income	8	(8)
Deferred tax at 31 December	(3)	(3)		1
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax asset (liability)	$ (3)	$ (3)		$ 1

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section.